Expenses and Other Non-Operating (Income) Expense, Net - Schedule Of Sales And Marketing Expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Expenses And Other Non Operating Income Expense Net [Abstract]
Advertisement and publicity expenses			$ 144,584	$ 635,166
Employee salaries and benefits			1,371,468	1,788,941
Consultancy charges			1,602,332	1,538,729
Share-based payments to employees			2,649,012	375,721
Share-based payments to related parties			963,858	0
Total	$ 1,431,430	$ 4,710,174	$ 6,731,254	$ 4,338,557